Cash Flow Information - Schedule of Reconciliation of Net Loss to Net Cash Flow Used in Operating Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement Of Cash Flows [Abstract]
Net loss	$ (447,660)	$ (558,233)
Loss from discontinued operations	80,603	113,618
Stock-based compensation	11,727	77,029
Accretion expense	6,237	2,869
Depreciation	61,585	46,203
Accrued interest income	(8,870)	(10,345)
Financing costs		164,384
Unrealized losses on long-term investments	656	4,515
Realized gains on sale of long-term investments	(234,910)	(38)
Unrealized gains on other long-term investments	(238)	(11,463)
Realized gains on other long-term investments	(1,952)	(4,483)
Change in fair value of derivative	(87,722)	(194,664)
Change in fair value of embedded derivatives	(5,481)	(39,512)
Unrealized foreign exchange losses (gains)	341	(14,308)
Share of loss of significantly influenced investees	3,082	33,233
Write-down of accounts receivable and other current assets	30,352
Write-down of carrying value of inventories	67,819	17,219
Write-down of carrying value of property, plant and equipment	73,564	15,245
Write-down of carrying value of long-term investments	4,649	32,881
Deferred income taxes	58,597	(18,637)
Bonus shares		5,621
Accounts receivable	6,375	(8,285)
Due from related parties	(2,835)	(433)
Inventories	(465,497)	(219,603)
Prepaid expenses	13,405	170
Accounts payable and accrued liabilities	103,141	115,302
Payable to related parties	(19,049)	66,199
Deferred revenue	107,796
Interest payable on long-term debt	17,530	2,074
Cash used in operating activities of continuing operations	(626,755)	(383,442)
Cash used in operating activities of discontinued operations	(4,142)	(123,863)
Cash used in operating activities	$ (630,897)	$ (507,305)